Interests in Resource Properties (Details) - CAD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Interests in Resource Properties
Tangible exploration and evaluation assets	$ 254,706	$ 261,355
Interest in an iron ore development project
Interests in Resource Properties
Tangible exploration and evaluation assets	206,439	211,350
Hydrocarbon development and production assets
Interests in Resource Properties
Tangible exploration and evaluation assets	31,260	32,998
Hydrocarbon Probable Reserves
Interests in Resource Properties
Tangible exploration and evaluation assets	12,367	12,367	$ 12,367
Hydrocarbon Undeveloped lands
Interests in Resource Properties
Tangible exploration and evaluation assets	$ 4,640	$ 4,640	$ 4,640